Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Debt
Schedule of Debt

	March 31,	December 31,
	2026	2025
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at March 31, 2026 and December 31, 2025. The note is collateralized by the Company’s assets and intellectual property and is due in full on September 30, 2026	$10,488	$10,488
Less: unamortized debt issuance costs and discounts	(50)	(122)
Total debt, less unamortized debt issuance costs and discounts	$10,438	$10,366

	2025	2024
Senior secured term loan issued in May 2023 by OIC, LLC, including a weighted-average interest at 10 percent per annum at December 31, 2025 and December 31, 2024. The note is collateralized by the Company’s assets and intellectual property and is due in full on May 5, 2026	$10,488	$20,000
Less: unamortized debt issuance costs and discounts	(122)	(2,929)
Total debt, less unamortized debt issuance costs and discounts	$10,366	$17,071